Related Party Transactions - Schedule of significant related party transactions, lease transactions - Narrative (Details)	12 Months Ended
Dec. 31, 2023
CyberLink | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink | Maximum
Related Party Transactions
Lease rental contractual period	2 years
CyberLink-Japan | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink-Japan | Maximum
Related Party Transactions
Lease rental contractual period	2 years